INCOME TAXES - Components of Income before Taxes and Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Domestic	$ 83,154	$ 329,276	$ 263,215
Non-U.S.	90	2,817	4,110
Income before taxes from continuing operations	$ 83,244	$ 332,093	$ 267,325